Fair Value Measurements (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	$ 4,995,020	$ 7,662,808
Liabilities	9,201,377	11,771,128
Fair Value, Inputs, Level 3 [Member] | Liability related to RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	4,995,020	7,627,970
Liabilities	4,995,020	7,627,970
Fair Value, Inputs, Level 3 [Member] | Liability related to warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0	34,838
Liabilities	$ 0	$ 34,838